Basis of consolidation - Intangible Assets (Details) - EUR (€) € in Thousands		12 Months Ended
	Jul. 01, 2019	Dec. 31, 2019
Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 109,710
Trademark | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	96,431
Customer relationships | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 7,325
Useful life measured as period of time, intangible assets other than goodwill	2 years
Developed technology | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 5,912
Useful life measured as period of time, intangible assets other than goodwill	2 years
Purchased software
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Purchased software | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 22
Licenses
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		1 year
Licenses | Zoosk, Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets	€ 20